Issued Capital and Reserves - Movements in Share Premium (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 14, 2016	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2018	Jul. 18, 2017	Dec. 31, 2016	Aug. 16, 2016
Disclosure of reserves within equity [line items]
Number of shares issued					1,007,810
Total issued shares		¥ 5,000	¥ 4,000
Increase (decrease) in share capital		¥ 2,500	¥ 2,000
Minimum percentage required under the Companies Act of Japan for proceeds of certain issuances of share capital credited to share capital		50.00%
Trust And Custody Services Bank Ltd [member]
Disclosure of reserves within equity [line items]
Number of shares issued				1,172,332	1,007,810
Common control business combinations [member]
Disclosure of reserves within equity [line items]
Increase (decrease) in share capital		¥ (488)
Third Party Allotment [member]
Disclosure of reserves within equity [line items]
Increase (decrease) in share capital		¥ 17,892
Common shares [member]
Disclosure of reserves within equity [line items]
Common shares issued through the initial public offering of new shares	35,000,000
Shares issued upon exercise of options to purchase additional common shares in an allotment of new shares							5,250,000
Number of shares issued		240,524,642	238,496,810			217,775,500